Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	32
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$165,155,497.22	0.4256585	$146,871,016.87	0.3785335	$18,284,480.35
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$298,225,497.22	0.2550964	$279,941,016.87	0.2394562	$18,284,480.35

Weighted Avg. Coupon (WAC)	3.02%		3.03%
Weighted Avg. Remaining Maturity (WARM)	30.37		29.51
Pool Receivables Balance	$347,525,907.95		$328,678,771.89
Remaining Number of Receivables	36,165		35,278

Adjusted Pool Balance	$338,993,742.69		$320,709,262.34

III. COLLECTIONS

Principal:
Principal Collections	$18,328,593.56
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$381,635.22
Total Principal Collections	$18,710,228.78

Interest:
Interest Collections	$868,831.32
Late Fees & Other Charges	$42,747.17
Interest on Repurchase Principal	$-
Total Interest Collections	$911,578.49

Collection Account Interest	$13,758.94
Reserve Account Interest	$2,355.29
Servicer Advances	$-

Total Collections	$19,637,921.50

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	32
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$19,637,921.50
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$19,637,921.50

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$289,604.92	$-	$289,604.92	289,604.92
	Collection Account Interest					$13,758.94
	Late Fees & Other Charges					$42,747.17
Total due to Servicer						$346,111.03

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$154,145.13		$154,145.13
	Class A-4 Notes		$93,141.33		$93,141.33

	Total Class A interest:		$247,286.46		$247,286.46	247,286.46

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

	Available Funds Remaining:					$18,939,435.01

7.	Regular Principal Distribution Amount:					18,284,480.35

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$18,284,480.35
	Class A-4 Notes				$-
	Class A Notes Total:		$18,284,480.35		$18,284,480.35
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$18,284,480.35		$18,284,480.35

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					654,954.66

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,532,165.26
Beginning Period Amount	$8,532,165.26
Current Period Amortization	$562,655.71
Ending Period Required Amount	$7,969,509.55
Ending Period Amount	$7,969,509.55
Next Distribution Date Required Amount	$7,427,797.82

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	32
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	12.03%	12.71%	12.71%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.52%	34,755	97.80%	$321,431,819.35
30 - 60 Days	1.11%	390	1.64%	$5,377,259.19
61 - 90 Days	0.30%	107	0.47%	$1,556,224.24
91-120 Days	0.07%	26	0.10%	$313,469.11
121 + Days	0.00%	0	0.00%	$-
Total		35,278		$328,678,771.89

Delinquent Receivables 30+ Days Past Due
Current Period	1.48%	523	2.20%	$7,246,952.54
1st Preceding Collection Period	1.50%	542	2.22%	$7,721,044.97
2nd Preceding Collection Period	1.44%	536	2.12%	$7,773,715.09
3rd Preceding Collection Period	1.40%	532	2.05%	$7,925,170.65
Four-Month Average	1.46%		2.15%

Repossession in Current Period		33		$496,979.47
Repossession Inventory		82		$420,841.09

Current Charge-Offs
Gross Principal of Charge-Offs				$518,542.50
Recoveries				$(381,635.22)
Net Loss				$136,907.28

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.47%

Average Pool Balance for Current Period				$338,102,339.92

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.49%
1st Preceding Collection Period				1.30%
2nd Preceding Collection Period				0.73%
3rd Preceding Collection Period				1.27%
Four-Month Average				0.95%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		47	2,297	$35,054,956.13
Recoveries		52	2,047	$(18,594,158.84)
Net Loss				$16,460,797.29
Cumulative Net Loss as a % of Initial Pool Balance				1.33%

Net Loss for Receivables that have experienced a Net Loss *		32	1,806	$16,497,580.82
Average Net Loss for Receivables that have experienced a Net Loss				$9,134.87

Principal Balance of Extensions				$2,141,819.44
Number of Extensions				148

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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